UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.13

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   05/13/13
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total:33
Form 13F Information Table Value Total:1,113,566

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	12749		28800	  SH		SOLE			   1500		    27300
ACCENTURE PLC IRELAND		SHS CLASS A	 G1151C101	300		4000	  SH	CALL	SOLE			   4000
DISNEY WALT CO			COM DISNEY	 254687106	6191		109000	  SH		SOLE			   5900		    103100
FEDEX CORP			COM		 31428X106	5000		50000	  SH    CALL	SOLE			   3000		    47000
GENTEX CORP			COM		 371901109	150		7500	  SH	CALL	SOLE			   7500
INTUITIVE SURGICAL INC		COM NEW		 46120E602	4666		9500	  SH		SOLE			   		    9500
ISHARES TR			BARCLYS TIPS BD	 464287176	1331		10980	  SH		SOLE					    10980
ISHARES TR			MSCI EMERG MKT	 464287234	2489		58180	  SH		SOLE					    58180
ISHARES TR			NASDQ BIO INDX	 464287556	4884		30540	  SH		SOLE					    30540
ISHARES TR			S&P GLO INFRAS	 464288372	345		9280	  SH		SOLE					    9280
ISHARES TR			RUSSELL 2000	 464287655	130		1380	  SH		SOLE					    1380
MARKET VECTORS ETF TR		BIOTECH ETF	 57060U183	2902		64400	  SH		SOLE			   		    64400
MARKET VECTORS ETF TR		OIL SVCS ETF	 57060U191	2662		61985	  SH		SOLE					    61985
MARKET VECTORS ETF TR		AGRIBUS ETF	 57060U605	3068		56650	  SH		SOLE					    56650
MOLYCORP INC DEL		COM		 608753109	96		18500	  SH		SOLE			   18500
NATIONAL OILWELL VARCO INC 	COM		 637071101	252		3600	  SH	CALL	SOLE			   3600
ORACLE CORP			COM		 68389X105	4950		150000	  SH	CALL	SOLE			   9000		    141000
POWERSHARES QQQ TRUST		UNIT SER 1	 73935A104	8311		120500	  SH 		SOLE					    120500
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	597996		3819840	  SH		SOLE			   231500	    3588340
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	406487		2705800   SH	PUT	SOLE			   341200	    2364600
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	 78467Y107	1393		6640	  SH		SOLE					    6640
SPDR SERIES TRUST		S&P METALS MNG 	 78464A755	1914		47410	  SH		SOLE					    47410
SPDR SERIES TRUST		S&P HOMEBUILD	 78464A888	2549 		85000	  SH		SOLE					    85000
SELECT SECTOR SPDR TR		SBI INT-ENERGY	 81369Y506	3149		39700	  SH		SOLE					    39700
SELECT SECTOR SPDR TR		SBI INT-FINL	 81369Y605	3120		171500	  SH		SOLE					    171500
SELECT SECTOR SPDR TR		SBI INT-UTILS	 81369Y886	7427		190200	  SH		SOLE					    190200
3-D SYS CORP DEL		COM NEW		 88554D205	140		4200	  SH	CALL	SOLE			   4200
VANGUARD BD INDEX FD INC	INTERMED TERM	 921937819	746		8475	  SH		SOLE					    8475
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US	 922042775	18433		397600	  SH		SOLE					    397600
VODAFONE GROUP PLC NEW		SPONS ADR NEW	 92857W209	270		10000	  SH	CALL	SOLE			   10000
WALTER ENERGY INC		COM		 93317Q105	3600		126300	  SH		SOLE			   6800		    119500
WESTERN UN CO			COM		 959802109	290		20000	  SH	CALL	SOLE			   20000
YAHOO INC			COM		 984332106	5576		237000	  SH		SOLE					    237000